SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 3) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2010	Jul. 01, 2010
Revenue recognition
Expiration period of prepaid cards		2 years
Expiration period of newly issued prepaid cards	5 years
Other operating income in connection with expired prepaid cards		$ 587,274	$ 1,620,842	$ 1,867,626
Sales tax on sales of prepaid Mimi cards from business conducted in the PRC (as a percent)		5.00%
Value-added tax on software sales and interactive toy sales from business conducted in the PRC (as a percent)		17.00%
Value-added tax on certain other services from business conducted in the PRC (as a percent)		6.00%
Sales and marketing expenses
Advertising expenses		3,983,329	3,468,749	5,078,703
Government subsidies
Unrestricted cash subsidies received from local government agencies		3,961,423	3,792,495	3,377,496
Minimum
Revenue recognition
Term of mobile game licensing agreements		2 years
Maximum
Revenue recognition
Term of mobile game licensing agreements		3 years
Item-based revenue model
Revenue recognition
Gross revenue recognized from virtual premium items		$ 20,112,059	$ 22,396,393	$ 16,269,659
Item-based revenue model | As previously reported | Mole's World
Revenue recognition
Estimated average lives of the permanent items					1 year
Item-based revenue model | Change in accounting estimate of the useful life of the permanent items | Mole's World
Revenue recognition
Estimated average lives of the permanent items						18 months
Item-based revenue model | Online Business | Change in accounting estimate of the useful life of the permanent items
Revenue recognition
Estimated average lives of the permanent items			6 months
Item-based revenue model | Online Business | Minimum
Revenue recognition
Estimated average lives of the permanent items		6 months
Item-based revenue model | Online Business | Maximum
Revenue recognition
Estimated average lives of the permanent items		18 months